CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 58,641	$ 60,542
Available for sale securities	76,925	55,661
Trade accounts receivable	8,362	7,997
Due from related parties	13,249	54,203
Other receivables	79,301	3,673
Inventories	6,607	2,951
Prepaid expenses and accrued income	3,971	735
Investment in direct financing and sales-type leases, current portion	45,148	56,870
Total current assets	292,204	242,632
Vessels and equipment, net	1,089,616	1,041,126
Newbuildings	126,008	69,175
Investment in direct financing and sales-type leases, long-term portion	858,260	1,086,989
Investment in associated companies	40,987	232,891
Loans to related parties - associated companies, long-term	530,715	221,884
Loans to related parties - others, long-term	48,847	0
Loans to others, long-term	0	50,000
Other long-term investments	1,235	1,241
Deferred charges	41,478	23,740
Financial instruments (long-term): at fair value	16,633	3,411
Total assets	3,045,983	2,973,089
Current liabilities
Short-term debt and current portion of long-term debt	389,888	157,689
Trade accounts payable	3,502	1,455
Due to related parties	13,965	9,227
Accrued expenses	13,832	12,576
Financial instruments (short-term): at fair value	5,705	0
Other current liabilities	5,548	16,571
Total current liabilities	432,440	197,518
Long-term liabilities
Long-term debt	1,346,991	1,673,511
Financial instruments (long-term): at fair value	56,490	85,881
Other long-term liabilities	18,129	21,411
Total liabilities	1,854,050	1,978,321
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized at December 31, 2013 and 2012); (93,260,000 shares issued and outstanding at December 31, 2013; 85,225,000 shares issued and outstanding at December 31, 2012).	93,260	85,225
Additional paid-in capital	285,632	144,258
Contributed surplus	581,569	561,372
Accumulated other comprehensive loss	(34,851)	(79,421)
Accumulated other comprehensive loss – associated companies	(2,279)	(5,176)
Retained earnings	268,602	288,510
Total stockholders' equity	1,191,933	994,768
Total liabilities and stockholders' equity	$ 3,045,983	$ 2,973,089